Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	CARRIAGE SERVICES INC
Amendment Flag	false
Entity Central Index Key	0001016281
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-11961
Entity Tax Identification Number	76-0423828
Entity Address, Address Line One	3040 Post Oak Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	332-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	CSV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false